T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

August 31, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 23.6%
Auto Backed 11.2%
Ally Auto Receivables Trust, Series 2023-A, Class B, 6.01%, 1/17/34 (1)	52	52
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class A2, 5.681%, 5/17/32 (1)	331	336
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class B, 5.827%, 5/17/32 (1)	141	143
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class A2, 4.97%, 9/15/32 (1)	171	173
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 5.117%, 9/15/32 (1)	389	392
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class B, 4.648%, 6/15/33 (1)	1,045	1,047
ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.05%, 7/15/32 (1)	91	92
ARI Fleet Lease Trust, Series 2024-A, Class A2, 5.30%, 11/15/32 (1)	286	288
ARI Fleet Lease Trust, Series 2024-B, Class A2, 5.54%, 4/15/33 (1)	264	266
ARI Fleet Lease Trust, Series 2025-A, Class A2, 4.38%, 1/17/34 (1)	1,430	1,433
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class A, FRN, SOFR30A + 1.10%, 5.448%, 12/26/31 (1)	122	122
Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.97%, 3/10/28	95	94
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80%, 9/11/28	53	51
Carvana Auto Receivables Trust, Series 2021-N4, Class B, 1.24%, 9/11/28	4	4
Carvana Auto Receivables Trust, Series 2021-P3, Class A4, 1.03%, 6/10/27	318	314
Carvana Auto Receivables Trust, Series 2022-N1, Class A2, 3.21%, 12/11/28 (1)	135	133
Carvana Auto Receivables Trust, Series 2022-P1, Class B, 3.00%, 2/10/28	1,750	1,719
Carvana Auto Receivables Trust, Series 2022-P2, Class B, 5.08%, 4/10/28	220	222
Carvana Auto Receivables Trust, Series 2023-N1, Class C, 5.92%, 7/10/29 (1)	2,090	2,106
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41%, 9/10/27 (1)	6	6
Carvana Auto Receivables Trust, Series 2023-P1, Class B, 6.21%, 4/10/29 (1)	180	187
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60%, 3/10/28 (1)	260	260
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63%, 5/10/30 (1)	1,415	1,432
Carvana Auto Receivables Trust, Series 2024-N2, Class A3, 5.71%, 7/10/28 (1)	135	136
Carvana Auto Receivables Trust, Series 2024-N2, Class B, 5.67%, 9/10/30 (1)	2,665	2,707
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67%, 12/10/30 (1)	1,000	1,002
Carvana Auto Receivables Trust, Series 2024-P2, Class A2, 5.63%, 11/10/27	58	58
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33%, 7/10/29	265	268
Carvana Auto Receivables Trust, Series 2024-P4, Class A2, 4.62%, 2/10/28	528	529
Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.64%, 1/10/30	475	478
Carvana Auto Receivables Trust, Series 2025-N1, Class A2, 4.78%, 5/10/28 (1)	432	433
Carvana Auto Receivables Trust, Series 2025-N1, Class A3, 4.91%, 8/10/29 (1)	1,000	1,009
Carvana Auto Receivables Trust, Series 2025-P2, Class A2, 4.56%, 8/10/28	795	796
Carvana Auto Receivables Trust, Series 2025-P2, Class A3, 4.55%, 8/12/30	1,180	1,191
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33 (1)	1,013	1,019
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.50%, 9/15/28	335	335
Drive Auto Receivables Trust, Series 2021-3, Class D, 1.94%, 6/15/29 (1)	2,090	2,061
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31%, 1/16/29	310	312
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52%, 7/16/29	265	266
Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73%, 9/15/32	710	715
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79%, 9/15/32	1,000	1,009
Enterprise Fleet Financing, Series 2022-3, Class A2, 4.38%, 7/20/29 (1)	82	82
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%, 4/22/30 (1)	163	164

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Enterprise Fleet Financing, Series 2023-3, Class A2, 6.40%, 3/20/30 (1)	155	157
Enterprise Fleet Financing, Series 2024-1, Class A2, 5.23%, 3/20/30 (1)	328	331
Enterprise Fleet Financing, Series 2024-2, Class A2, 5.74%, 12/20/26 (1)	217	219
Enterprise Fleet Financing, Series 2024-3, Class A2, 5.31%, 4/20/27 (1)	109	110
Enterprise Fleet Financing, Series 2025-1, Class A2, 4.65%, 10/20/27 (1)	500	502
Enterprise Fleet Financing, Series 2025-2, Class A2, 4.51%, 2/22/28 (1)	1,010	1,013
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%, 2/15/28 (1)	1,381	1,376
Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	50	49
Exeter Automobile Receivables Trust, Series 2023-4A, Class B, 6.31%, 10/15/27	15	15
Exeter Automobile Receivables Trust, Series 2024-1A, Class B, 5.29%, 8/15/28	383	385
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61%, 4/17/28	148	148
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29%, 8/15/30	355	357
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3, 4.78%, 7/16/29	505	508
Exeter Automobile Receivables Trust, Series 2025-3A, Class B, 4.86%, 2/15/30	530	537
Exeter Automobile Receivables Trust, Series 2025-4A, Class B, 4.40%, 5/15/30	840	843
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69%, 4/15/30	2,405	2,425
Ford Credit Auto Lease Trust, Series 2023-B, Class B, 6.20%, 2/15/27	180	181
Ford Credit Auto Owner Trust, Series 2020-2, Class C, 1.74%, 4/15/33 (1)	120	119
Ford Credit Auto Owner Trust, Series 2021-1, Class B, 1.61%, 10/17/33 (1)	1,000	981
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class B, 5.31%, 5/15/28 (1)	900	904
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class D, 6.62%, 5/15/28 (1)	100	101
Ford Credit Floorplan Master Owner Trust A, Series 2024-1, Class B, 5.48%, 4/15/29 (1)	300	304
Ford Credit Floorplan Master Owner Trust A, Series 2024-3, Class A1, 4.30%, 9/15/29 (1)	585	588
Ford Credit Floorplan Master Owner Trust A, Series 2024-3, Class B, 4.50%, 9/15/29 (1)	395	396
GM Financial Automobile Leasing Trust, Series 2023-2, Class B, 5.54%, 5/20/27	80	80
GM Financial Automobile Leasing Trust, Series 2025-1, Class A4, 4.70%, 2/20/29	750	757
GM Financial Automobile Leasing Trust, Series 2025-1, Class B, 4.89%, 2/20/29	1,235	1,248
GM Financial Automobile Leasing Trust, Series 2025-2, Class B, 4.80%, 4/20/29	700	707
GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class B, 4.92%, 11/15/28 (1)	1,200	1,206
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, 5/20/32 (1)	948	962
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.442%, 10/20/32 (1)	422	426
Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B1, 4.957%, 3/21/33 (1)	2,208	2,220
Huntington Bank Auto Credit-Linked Notes, Series 2025-2, Class B1, 4.835%, 9/20/33 (1)	2,640	2,646
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02%, 3/15/27 (1)	260	261
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class B, 5.35%, 5/15/28 (1)	165	166
Hyundai Auto Lease Securitization Trust, Series 2025-B, Class B, 4.94%, 8/15/29 (1)	910	922
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29 (1)	105	106
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	77	77
Octane Receivables Trust, Series 2023-1A, Class B, 5.96%, 7/20/29 (1)	200	201

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/29 (1)	258	260
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/29 (1)	265	269
Octane Receivables Trust, Series 2023-3A, Class C, 6.74%, 8/20/29 (1)	500	512
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class B, 5.64%, 12/15/33 (1)	150	151
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class A2, 4.911%, 1/18/33 (1)	556	560
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 4.965%, 1/18/33 (1)	250	251
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49%, 8/15/29	1,636	1,636
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98%, 2/15/28	12	12
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61%, 10/15/27	38	38
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73%, 4/17/28	93	94
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23%, 12/15/28	785	790
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78%, 7/16/29	1,000	1,016
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88%, 9/15/27	152	152
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62%, 11/15/28	460	461
Santander Drive Auto Receivables Trust, Series 2025-1, Class B, 4.88%, 3/17/31	2,200	2,223
SBNA Auto Lease Trust, Series 2024-A, Class A4, 5.24%, 1/22/29 (1)	220	221
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56%, 11/22/27 (1)	230	232
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55%, 12/20/28 (1)	225	228
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56%, 2/22/28 (1)	365	366
SBNA Auto Lease Trust, Series 2024-C, Class A4, 4.42%, 3/20/29 (1)	190	191
SBNA Auto Lease Trust, Series 2025-A, Class A3, 4.83%, 4/20/28 (1)	2,000	2,013
SBNA Auto Receivables Trust, Series 2024-A, Class A3, 5.32%, 12/15/28 (1)	178	179
SBNA Auto Receivables Trust, Series 2025-SF1, Class B, 5.12%, 3/17/31 (1)	391	391
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/31 (1)	366	369
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925%, 12/29/32 (1)	786	792
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A3, 4.75%, 7/22/30 (1)	1,750	1,770
Stellantis Financial Underwritten Enhanced Lease, Series 2025-BA, Class B, 4.47%, 7/20/29 (1)	870	873
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.63%, 7/20/27 (1)	701	703
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	457	462
USB Auto Owner Trust, Series 2025-1A, Class A2, 4.51%, 6/15/28 (1)	1,250	1,254
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 6/21/27	315	318
Wheels Fleet Lease Funding 1, Series 2024-1A, Class A1, 5.49%, 2/18/39 (1)	312	316
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/27	453	451
World Omni Select Auto Trust, Series 2023-A, Class C, 6.00%, 1/16/29	150	153
		69,683
Collateralized Debt Obligations 7.9%
Alinea CLO, Series 2018-1A, Class BR, FRN, 3M TSFR + 1.15%, 5.475%, 7/20/31 (1)	250	250
Atrium XIII, Series 13A, Class AR, FRN, 3M TSFR + 1.15%, 5.469%, 11/21/30 (1)	415	415
Battalion CLO IX, Series 2015-9A, Class ARR, FRN, 3M TSFR + 0.96%, 5.274%, 7/15/31 (1)	4,000	3,995
Battalion CLO VIII, Series 2015-8A, Class A2R3, FRN, 3M TSFR + 1.00%, 5.329%, 7/18/30 (1)	4,000	4,000

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Battalion CLO XII, Series 2018-12A, Class ARR, FRN, 3M TSFR + 0.93%, 5.115%, 5/17/31 (1)	1,596	1,595
Battalion CLO XV, Series 2020-15A, Class A1RR, FRN, 3M TSFR + 0.98%, 5.302%, 1/17/33 (1)	2,297	2,297
BlueMountain CLO, Series 2015-3A, Class A1R, FRN, 3M TSFR + 1.26%, 5.587%, 4/20/31 (1)	101	101
BlueMountain CLO, Series 2016-3A, Class A1R2, FRN, 3M TSFR + 1.20%, 5.411%, 11/15/30 (1)	214	214
BlueMountain CLO, Series 2018-3A, Class A1R, FRN, 3M TSFR + 1.19%, 5.508%, 10/25/30 (1)	1,566	1,569
Carlyle Global Market Strategies CLO, Series 2014-2RA, Class A1, FRN, 3M TSFR + 1.31%, 5.523%, 5/15/31 (1)	236	236
Chenango Park CLO, Series 2018-1A, Class A2R, FRN, 3M TSFR + 1.45%, 5.768%, 4/15/30 (1)	1,565	1,569
CIFC Funding, Series 2013-2A, Class A1L2, FRN, 3M TSFR + 1.26%, 5.591%, 10/18/30 (1)	366	367
CIFC Funding, Series 2016-1A, Class AR3, FRN, 3M TSFR + 1.00%, 5.325%, 10/21/31 (1)	1,423	1,422
Crown Point CLO 7, Series 2018-7A, Class AR, FRN, 3M TSFR + 1.23%, 5.556%, 10/20/31 (1)	243	243
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, FRN, 3M TSFR + 1.65%, 5.968%, 10/15/30 (1)	795	796
Dryden 53 CLO, Series 2017-53A, Class AR, FRN, 3M TSFR + 1.00%, 5.302%, 1/15/31 (1)	2,433	2,435
Dryden 80 CLO, Series 2019-80A, Class ARR, FRN, 3M TSFR + 0.95%, 5.155%, 1/17/33 (1)	3,000	3,000
Fortress Credit BSL VII, Series 2019-1A, Class A1R, FRN, 3M TSFR + 1.09%, 5.409%, 7/23/32 (1)	412	412
Fortress Credit BSL VIII, Series 2019-2A, Class A1AR, FRN, 3M TSFR + 1.05%, 5.375%, 10/20/32 (1)	1,426	1,426
Highbridge Loan Management, Series 5A-2015, Class A1R3, FRN, 3M TSFR + 1.06%, 5.378%, 10/15/30 (1)	422	422
KKR CLO 18, Series 18, Class A1R2, FRN, 3M TSFR + 1.05%, 5.221%, 10/18/35 (1)	3,040	3,040
KKR CLO 49, Series 49A, Class X, FRN, 3M TSFR + 1.10%, 5.425%, 10/20/37 (1)	919	917
Madison Park Funding XXXV, Series 2019-35A, Class A1R, FRN, 3M TSFR + 1.25%, 5.577%, 4/20/32 (1)	881	882
Marble Point CLO XII, Series 2018-2A, Class A12R, FRN, 3M TSFR + 1.20%, 5.526%, 1/20/32 (1)	1,127	1,127
Marble Point CLO XV, Series 2019-1A, Class A1R2, FRN, 3M TSFR + 1.04%, 5.359%, 7/23/32 (1)	660	660
Northwoods Capital XIV-B, Series 2018-14BA, Class AR, FRN, 3M TSFR + 1.25%, 5.478%, 11/13/31 (1)	2,937	2,941
Octagon Investment Partners 39, Series 2018-3A, Class AR, FRN, 3M TSFR + 1.15%, 5.475%, 10/20/30 (1)	486	487
Octagon Investment Partners XXI, Series 2014-1A, Class AAR4, FRN, 3M TSFR + 0.81%, 5.043%, 2/14/31 (1)	1,284	1,284
OZLM XV, Series 2016-15A, Class A1R3, FRN, 3M TSFR + 1.05%, 5.332%, 4/20/33 (1)	3,000	3,003
OZLM XV, Series 2018-20A, Class A2, FRN, 3M TSFR + 1.91%, 6.237%, 4/20/31 (1)	1,655	1,658
OZLM XXI, Series 2017-21A, Class A1R, FRN, 3M TSFR + 1.15%, 5.475%, 1/20/31 (1)	38	38
Romark CLO II, Series 2018-2A, Class A1R, FRN, 3M TSFR + 1.14%, 5.458%, 7/25/31 (1)	420	421

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Symphony CLO XVI, Series 2015-16A, Class ARR, FRN, 3M TSFR + 1.20%, 5.518%, 10/15/31 (1)	633	633
Symphony CLO XXIII, Series 2020-23A, Class AR2, FRN, 3M TSFR + 0.90%, 5.218%, 1/15/34 (1)	1,802	1,800
THL Credit Wind River CLO, Series 2015-1A, Class A1R3, FRN, 3M TSFR + 1.20%, 5.525%, 10/20/30 (1)	46	46
THL Credit Wind River CLO, Series 2019-3A, Class AR2, FRN, 3M TSFR + 1.06%, 5.378%, 4/15/31 (1)	320	320
TIAA CLO I, Series 2016-1A, Class ARR, FRN, 3M TSFR + 1.25%, 5.576%, 7/20/31 (1)	277	277
Trinitas CLO IX, Series 2018-9A, Class BRRR, FRN, 3M TSFR + 1.70%, 6.026%, 1/20/32 (1)	2,475	2,480
Trinitas CLO IX, Series 2018-9A, Class ARRR, FRN, 3M TSFR + 1.20%, 5.525%, 1/20/32 (1)	156	156
Voya CLO, Series 2018-3A, Class A1R2, FRN, 3M TSFR + 1.20%, 5.518%, 10/15/31 (1)	348	348
		49,282
Equipment Lease Heavy Duty 1.9%
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class B, 5.37%, 1/21/31 (1)	870	889
Amur Equipment Finance Receivables XIV, Series 2024-2A, Class A2, 5.19%, 7/21/31 (1)	383	387
Amur Equipment Finance Receivables XV, Series 2025-1A, Class A2, 4.70%, 9/22/31 (1)	985	994
Auxilior Term Funding, Series 2023-1A, Class A2, 6.18%, 12/15/28 (1)	73	74
Auxilior Term Funding, Series 2024-1A, Class A2, 5.84%, 3/15/27 (1)	48	48
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30 (1)	158	160
Dell Equipment Finance Trust, Series 2023-2, Class A3, 5.65%, 1/22/29 (1)	47	47
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82%, 8/22/30 (1)	105	106
Dell Equipment Finance Trust, Series 2025-1, Class A3, 4.61%, 2/24/31 (1)	565	571
Kubota Credit Owner Trust, Series 2024-2A, Class A2, 5.45%, 4/15/27 (1)	65	65
Kubota Credit Owner Trust, Series 2024-2A, Class A3, 5.26%, 11/15/28 (1)	210	214
Kubota Credit Owner Trust, Series 2025-1A, Class A2, 4.61%, 12/15/27 (1)	1,750	1,756
M&T Equipment Notes, Series 2025-1A, Class A2, 4.70%, 12/16/27 (1)	1,060	1,066
MMAF Equipment Finance, Series 2023-A, Class A2, 5.79%, 11/13/26 (1)	49	49
PEAC Solutions Receivables, Series 2025-1A, Class A2, 4.94%, 10/20/28 (1)	1,450	1,459
Post Road Equipment Finance, Series 2024-1A, Class A2, 5.59%, 11/15/29 (1)	55	55
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90%, 5/15/31 (1)	1,250	1,259
SCF Equipment Trust, Series 2025-1A, Class A2, 4.82%, 7/22/30 (1)	708	710
Verdant Receivables, Series 2024-1A, Class A2, 5.68%, 12/12/31 (1)	79	81
Verdant Receivables, Series 2025-1A, Class A2, 4.85%, 3/13/28 (1)	1,810	1,817
		11,807
Miscellaneous 0.1%
Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.16%, 12/17/29	287	292
Other Asset-Backed Securities 2.4%
Affirm Asset Securitization Trust, Series 2025-X1, Class A, 5.08%, 4/15/30 (1)	550	551
Affirm Master Trust, Series 2025-2A, Class A, 4.67%, 7/15/33 (1)	1,695	1,704
Amur Equipment Finance Receivables X, Series 2022-1A, Class B, 2.20%, 1/20/28 (1)	297	296
Amur Equipment Finance Receivables X, Series 2022-1A, Class D, 2.91%, 8/21/28 (1)	3,080	3,071

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
BRE Grand Islander Timeshare Issuer, Series 2019-A, Class A, 3.28%, 9/26/33 (1)	59	58
Dell Equipment Finance Trust, Series 2023-3, Class C, 6.17%, 4/23/29 (1)	315	319
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59%, 8/22/30 (1)	260	262
Dell Equipment Finance Trust, Series 2024-2, Class C, 4.99%, 8/22/30 (1)	1,650	1,664
DLLAA, Series 2023-1A, Class A2, 5.93%, 7/20/26 (1)	0	0
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	325	329
HPEFS Equipment Trust, Series 2022-2A, Class D, 4.94%, 3/20/30 (1)	127	126
HPEFS Equipment Trust, Series 2023-2A, Class B, 6.25%, 1/21/31 (1)	495	496
HPEFS Equipment Trust, Series 2023-2A, Class C, 6.48%, 1/21/31 (1)	257	259
HPEFS Equipment Trust, Series 2024-2A, Class A2, 5.50%, 10/20/31 (1)	152	152
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/31 (1)	330	334
Kubota Credit Owner Trust, Series 2023-2A, Class A3, 5.28%, 1/18/28 (1)	525	529
M&T Equipment Notes, Series 2023-1A, Class A3, 5.74%, 7/15/30 (1)	459	463
M&T Equipment Notes, Series 2023-1A, Class A4, 5.75%, 7/15/30 (1)	1,593	1,620
MVW, Series 2020-1A, Class A, 1.74%, 10/20/37 (1)	43	42
MVW, Series 2021-1WA, Class A, 1.14%, 1/22/41 (1)	21	20
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (1)	42	38
Nelnet Student Loan Trust, Series 2021-DA, Class AFL, FRN, 1M TSFR + 0.80%, 5.145%, 4/20/62 (1)	37	37
Octane Receivables Trust, Series 2023-2A, Class A2, 5.88%, 6/20/31 (1)	15	15
Octane Receivables Trust, Series 2024-3A, Class A2, 4.94%, 5/20/30 (1)	469	470
Santander Bank Auto Credit-Linked Notes, Series 2023-A, Class B, 6.493%, 6/15/33 (1)	46	46
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3, 4.95%, 5/21/29 (1)	244	245
Sierra Timeshare Receivables Funding, Series 2021-1A, Class C, 1.79%, 11/20/37 (1)	379	375
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	320	326
Verizon Master Trust, Series 2024-6, Class B, 4.42%, 8/20/30	970	972
		14,819
Student Loans 0.1%
Navient Private Education, Series 2019-D, Class A2B, FRN, 1M TSFR + 1.16%, 5.528%, 12/15/59 (1)	184	183
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A, 3.42%, 1/15/43 (1)	21	21
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 7/15/69 (1)	37	35
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, 9/16/69 (1)	43	40
Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, 1/15/69 (1)	50	48
Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.58%, 4/15/70 (1)	55	50
		377
Total Asset-Backed Securities (Cost $145,665)		146,260

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 45.5%
Aerospace & Defense 0.8%
Boeing, 2.70%, 2/1/27	1,000	977
Boeing, 3.10%, 5/1/26	1,000	989
Rolls-Royce, 5.75%, 10/15/27 (1)	3,000	3,076
		5,042
Airlines 0.1%
Delta Air Lines, 4.95%, 7/10/28	565	571
		571
Automotive 5.1%
American Honda Finance, FRN, SOFR + 0.72%, 5.074%, 10/5/26	2,500	2,506
American Honda Finance, FRN, SOFR + 0.87%, 5.22%, 7/9/27	2,200	2,207
Daimler Truck Finance North America, 4.30%, 8/12/27 (1)	1,940	1,943
Daimler Truck Finance North America, 5.125%, 9/25/27 (1)	200	203
Daimler Truck Finance North America, 5.15%, 1/16/26 (1)	300	301
Ford Motor Credit, 2.70%, 8/10/26	1,950	1,909
Ford Motor Credit, 5.125%, 11/5/26	550	551
Ford Motor Credit, 5.918%, 3/20/28	435	442
Ford Motor Credit, 6.95%, 6/10/26	375	380
General Motors, 6.125%, 10/1/25	313	313
General Motors Financial, 5.00%, 7/15/27	2,500	2,530
General Motors Financial, FRN, SOFR + 1.04%, 5.406%, 2/26/27	726	726
General Motors Financial, 6.05%, 10/10/25	585	586
Hyundai Capital America, 1.30%, 1/8/26 (1)(2)	900	889
Hyundai Capital America, 2.375%, 10/15/27 (1)	2,000	1,919
Hyundai Capital America, 4.85%, 3/25/27 (1)	605	609
Hyundai Capital America, FRN, SOFR + 1.12%, 5.479%, 6/23/27 (1)	1,500	1,501
LG Energy Solution, 5.375%, 7/2/27	1,700	1,725
Mercedes-Benz Finance North America, 4.80%, 11/13/26 (1)	1,200	1,209
Nissan Motor, 3.522%, 9/17/25 (1)	1,445	1,444
Stellantis Finance US, 1.711%, 1/29/27 (1)	1,325	1,271
Stellantis Finance US, 5.35%, 3/17/28 (1)	1,200	1,213
TML Holdings Pte, 4.35%, 6/9/26	1,720	1,714
Volkswagen Group of America Finance, 4.625%, 11/13/25 (1)	230	230
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1)	275	277
Volkswagen Group of America Finance, 4.90%, 8/14/26 (1)	375	377
Volkswagen Group of America Finance, 4.95%, 3/25/27 (1)	2,000	2,013
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1)	395	401
		31,389
Banking 12.3%
ABN AMRO Bank, 4.80%, 4/18/26 (1)	2,200	2,201
ABN AMRO Bank, VR, 6.339%, 9/18/27 (1)(3)	200	204
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26 (3)	800	801
Banco Santander, VR, 5.552%, 3/14/28 (3)	200	204

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Bank of America, VR, 5.08%, 1/20/27 (3)	200	201
Bank of Ireland Group, VR, 6.253%, 9/16/26 (1)(3)	2,400	2,400
Bank of Montreal, FRN, SOFRINDX + 0.88%, 5.234%, 9/10/27	3,000	3,011
Bank of Nova Scotia, 4.50%, 12/16/25	1,885	1,885
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1)	400	401
Banque Federative du Credit Mutuel, 5.088%, 1/23/27 (1)	215	218
Banque Federative du Credit Mutuel, 5.896%, 7/13/26 (1)	400	405
Barclays, 4.375%, 1/12/26	200	200
Barclays, VR, 4.837%, 9/10/28 (3)	1,000	1,008
Barclays, 5.20%, 5/12/26	1,650	1,656
Barclays, VR, 5.674%, 3/12/28 (3)	200	204
BPCE, VR, 1.652%, 10/6/26 (1)(3)	2,250	2,244
BPCE, 3.50%, 10/23/27 (1)	1,000	981
CaixaBank, VR, 6.684%, 9/13/27 (1)(3)	550	563
Capital One, 3.45%, 7/27/26	481	477
Capital One Financial, 3.75%, 7/28/26	3,175	3,155
Capital One Financial, 4.20%, 10/29/25	500	499
Citibank, FRN, SOFR + 0.78%, 5.137%, 5/29/27	2,250	2,264
Citigroup, 5.50%, 9/13/25	676	676
Commonwealth Bank of Australia, 4.50%, 12/9/25 (1)(2)	700	699
Cooperatieve Rabobank, 3.75%, 7/21/26	1,850	1,838
Credit Agricole, VR, 5.23%, 1/9/29 (1)(3)	1,495	1,518
Danske Bank, VR, 1.621%, 9/11/26 (1)(3)	1,810	1,809
Danske Bank, VR, 4.298%, 4/1/28 (1)(3)	1,000	1,000
Danske Bank, VR, 6.259%, 9/22/26 (1)(3)	235	235
Deutsche Bank, VR, 2.129%, 11/24/26 (3)	1,250	1,243
Deutsche Bank, VR, 7.146%, 7/13/27 (3)	1,000	1,023
Discover Financial Services, 4.10%, 2/9/27	201	201
Emirates NBD Bank PJSC, 1.638%, 1/13/26	450	446
Fifth Third Bank, 3.85%, 3/15/26	3,800	3,787
First Abu Dhabi Bank PJSC, 5.125%, 10/13/27	830	847
HDFC Bank, 5.196%, 2/15/27	680	687
HDFC Bank, 5.686%, 3/2/26	785	790
HSBC Holdings, VR, 4.292%, 9/12/26 (3)	575	575
HSBC Holdings, VR, 4.899%, 3/3/29 (3)	1,235	1,252
HSBC Holdings, VR, 5.597%, 5/17/28 (3)	400	408
ING Groep, 4.55%, 10/2/28	2,000	2,022
Intesa Sanpaolo, 7.00%, 11/21/25 (1)	750	753
Lloyds Banking Group, 4.582%, 12/10/25	900	899
Lloyds Banking Group, 4.65%, 3/24/26	3,350	3,353
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (3)	780	786
Morgan Stanley Bank, FRN, SOFR + 0.94%, 5.293%, 7/14/28	1,500	1,509
Nationwide Building Society, 4.00%, 9/14/26 (1)	1,300	1,291
Nationwide Building Society, VR, 6.557%, 10/18/27 (1)(3)	1,460	1,495
PNC Bank, FRN, SOFR + 0.73%, 5.08%, 7/21/28	1,500	1,500
Santander Holdings USA, 3.244%, 10/5/26	250	247
Santander Holdings USA, VR, 5.807%, 9/9/26 (3)	1,000	1,000

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Santander UK Group Holdings, VR, 1.673%, 6/14/27 (3)	1,000	979
Santander UK Group Holdings, VR, 2.469%, 1/11/28 (3)	500	486
Santander UK Group Holdings, VR, 6.833%, 11/21/26 (3)	1,000	1,007
Societe Generale, 4.25%, 8/19/26 (1)	660	658
Societe Generale, VR, 5.249%, 5/22/29 (1)(3)	435	441
Societe Generale, FRN, SOFR + 1.10%, 5.454%, 2/19/27 (1)	1,510	1,513
Societe Generale, VR, 5.50%, 4/13/29 (1)(3)	1,000	1,021
Societe Generale, VR, 5.519%, 1/19/28 (1)(3)	1,625	1,645
Standard Chartered, 4.30%, 2/19/27 (1)	500	499
Standard Chartered, VR, 5.545%, 1/21/29 (1)(3)	625	640
Standard Chartered, VR, 5.688%, 5/14/28 (1)(3)	200	204
Standard Chartered, VR, 6.17%, 1/9/27 (1)(3)	200	201
Standard Chartered, VR, 6.187%, 7/6/27 (1)(3)	1,900	1,928
State Bank of India/London, 2.49%, 1/26/27	1,530	1,493
UBS Group, VR, 6.327%, 12/22/27 (1)(3)	300	308
UniCredit, VR, 2.569%, 9/22/26 (1)(3)	1,375	1,373
US Bank / Cincinnati, FRN, SOFR + 0.91%, 5.263%, 5/15/28	2,250	2,259
Wells Fargo, VR, 5.707%, 4/22/28 (3)	430	440
		76,166
Beverages 0.6%
Keurig Dr Pepper, FRN, SOFR + 0.58%, 4.933%, 11/15/26	3,500	3,501
		3,501
Building & Real Estate 0.2%
Emaar Sukuk, 3.635%, 9/15/26	1,295	1,283
		1,283
Cable Operators 0.1%
Cox Communications, 3.35%, 9/15/26 (1)	350	346
		346
Chemicals 0.9%
Celanese US Holdings, 1.40%, 8/5/26	1,452	1,392
Celanese US Holdings, 6.665%, 7/15/27	1,349	1,383
EQUATE Petrochemical, 4.25%, 11/3/26	520	517
International Flavors & Fragrances, 1.23%, 10/1/25 (1)	705	703
MEGlobal, 2.625%, 4/28/28	1,641	1,560
		5,555
Consumer Products 0.2%
LG Electronics, 5.625%, 4/24/27 (1)	910	928
Mattel, 3.375%, 4/1/26 (1)	536	530
		1,458
Drugs 0.5%
BNP Paribas, 4.375%, 9/28/25 (1)	350	350
BNP Paribas, 4.375%, 5/12/26 (1)	2,000	1,995

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
BNP Paribas, 4.625%, 3/13/27 (1)	1,000	1,003
		3,348
Energy 2.7%
Abu Dhabi National Energy, 4.375%, 6/22/26	660	659
Colorado Interstate Gas / Colorado Interstate Issuing, 4.15%, 8/15/26 (1)	636	633
Continental Resources, 2.268%, 11/15/26 (1)	1,556	1,512
EQT, 3.125%, 5/15/26 (1)	1,034	1,020
MPLX, 4.125%, 3/1/27	1,000	997
Newfield Exploration, 5.375%, 1/1/26	1,000	1,000
Occidental Petroleum, 3.20%, 8/15/26	140	138
Occidental Petroleum, 3.40%, 4/15/26	480	479
Occidental Petroleum, 5.00%, 8/1/27	1,000	1,010
Occidental Petroleum, 8.50%, 7/15/27	1,968	2,074
ONEOK, 4.85%, 7/15/26	342	343
ONEOK, 5.55%, 11/1/26	1,221	1,236
SA Global Sukuk, 1.602%, 6/17/26	860	841
Sabine Pass Liquefaction, 5.875%, 6/30/26	312	313
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27	1,865	1,881
Targa Resources, 5.20%, 7/1/27	1,404	1,427
Targa Resources Partner, 5.00%, 1/15/28	1,200	1,209
		16,772
Entertainment & Leisure 0.5%
Royal Caribbean Cruises, 5.50%, 8/31/26 (1)	1,750	1,754
Royal Caribbean Cruises, 5.50%, 4/1/28 (1)	1,600	1,630
		3,384
Exploration & Production 0.1%
Lundin Energy, 2.00%, 7/15/26 (1)	300	292
		292
Financial 1.7%
Ally Financial, VR, 5.737%, 5/15/29 (3)	640	665
Ally Financial, 5.75%, 11/20/25	500	501
Bank Mandiri Persero, 5.50%, 4/4/26	1,360	1,371
Hongkong Land Finance Cayman Islands, 4.50%, 10/7/25	360	360
LPL Holdings, 4.90%, 4/3/28	780	790
LPL Holdings, 5.70%, 5/20/27	3,680	3,750
QNB Finance, 1.375%, 1/26/26	1,160	1,144
Western Union, 1.35%, 3/15/26	2,134	2,096
		10,677
Food Processing 0.2%
Conagra Brands, 4.85%, 11/1/28	1,452	1,466
		1,466
Food/Tobacco 1.3%
BAT Capital, 3.557%, 8/15/27	2,100	2,072

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
BAT Capital, 4.70%, 4/2/27	400	402
Imperial Brands Finance, 3.50%, 7/26/26 (1)	238	236
Imperial Brands Finance, 4.50%, 6/30/28 (1)	585	589
Kraft Heinz Foods, 3.875%, 5/15/27	4,000	3,969
KT&G, 5.00%, 5/2/28	800	815
		8,083
Gaming 0.3%
Gohl Capital, 4.25%, 1/24/27	1,035	1,024
Sands China, 3.80%, 1/8/26	1,030	1,026
		2,050
Gas & Gas Transmission 0.8%
National Fuel Gas, 3.95%, 9/15/27	1,000	989
National Fuel Gas, 5.50%, 10/1/26	2,708	2,736
Valero Energy, 4.35%, 6/1/28	1,408	1,413
		5,138
Health Care 2.9%
Centene, 4.25%, 12/15/27	2,612	2,540
HCA, 4.50%, 2/15/27	1,750	1,753
HCA, 5.25%, 6/15/26	590	590
HCA, 5.375%, 9/1/26	750	753
HCA, 5.875%, 2/15/26	600	599
Highmark, 1.45%, 5/10/26 (1)	701	687
Icon Investments Six DAC, 5.809%, 5/8/27	666	679
PRA Health Sciences, 2.875%, 7/15/26 (1)	2,250	2,205
Royalty Pharma, 1.20%, 9/2/25	1,740	1,740
Solventum, 5.45%, 2/25/27	1,835	1,872
UnitedHealth Group, 3.70%, 5/15/27	866	860
UnitedHealth Group, 4.40%, 6/15/28	275	277
UnitedHealth Group, 4.60%, 4/15/27	500	504
Utah Acquisition Sub, 3.95%, 6/15/26	2,854	2,836
		17,895
Home Builders 0.5%
Amrize Finance, 3.50%, 9/22/26 (1)	1,500	1,481
Holcim Finance US, 4.60%, 4/7/27 (1)	1,550	1,548
		3,029
Industrial - Other 0.2%
AGCO, 5.45%, 3/21/27	1,132	1,146
		1,146
Information Technology 1.0%
Intel, 2.60%, 5/19/26	349	345
Intel, 4.875%, 2/10/26	450	451
Marvell Technology, 1.65%, 4/15/26	2,500	2,453
NXP / NXP Funding / NXP USA, 3.875%, 6/18/26	2,000	1,990

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
NXP / NXP Funding / NXP USA, 4.30%, 8/19/28	805	805
		6,044
Insurance 1.4%
Athene Global Funding, 4.95%, 1/7/27 (1)	750	757
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1)	375	367
Brown & Brown, 4.70%, 6/23/28	275	278
CNA Financial, 4.50%, 3/1/26	1,200	1,200
CNO Global Funding, 1.75%, 10/7/26 (1)	700	680
Corebridge Financial, 3.65%, 4/5/27	2,947	2,920
Jackson National Life Global Funding, 5.55%, 7/2/27 (1)	545	557
Unum Group, 3.875%, 11/5/25	1,097	1,094
Voya Financial, 3.65%, 6/15/26	900	895
		8,748
Investment Dealers 0.3%
Bank of America, 6.22%, 9/15/26	2,097	2,138
		2,138
Manufacturing 1.5%
CNH Industrial Capital, 1.45%, 7/15/26	1,108	1,080
FMC, 3.20%, 10/1/26	3,319	3,270
Fortive, 3.15%, 6/15/26	450	446
Regal Rexnord, 6.05%, 2/15/26	3,433	3,449
Regal Rexnord, 6.05%, 4/15/28	1,100	1,137
		9,382
Metals & Mining 0.9%
ABJA Investment, 5.45%, 1/24/28	1,100	1,121
ArcelorMittal, 4.55%, 3/11/26	627	626
Corp Nacional del Cobre de Chile, 3.625%, 8/1/27	1,760	1,729
Freeport Indonesia PT, 4.763%, 4/14/27	1,700	1,705
Freeport-McMoRan, 4.375%, 8/1/28	400	400
Freeport-McMoRan, 5.00%, 9/1/27	44	44
Freeport-McMoRan, 5.25%, 9/1/29	226	229
		5,854
Oil Field Services 0.3%
Energy Transfer, 5.50%, 6/1/27	1,500	1,523
		1,523
Other Telecommunications 0.7%
Axiata SPV2, 4.357%, 3/24/26	1,200	1,200
KT, 4.375%, 1/3/29 (1)	1,380	1,387
NTT Finance, 4.567%, 7/16/27 (1)	835	841
NTT Finance, FRN, SOFR + 1.08%, 5.427%, 7/16/28 (1)	1,165	1,181
		4,609

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Petroleum 0.6%
Energy Transfer, 3.90%, 7/15/26	470	468
Marathon Petroleum, 3.80%, 4/1/28	1,100	1,088
Pertamina Persero PT, 1.40%, 2/9/26	530	522
Tengizchevroil Finance International, 4.00%, 8/15/26	1,740	1,725
		3,803
Pharmaceuticals 0.7%
Bayer US Finance, 6.125%, 11/21/26 (1)	860	875
Bayer US Finance II, 4.25%, 12/15/25 (1)	1,940	1,937
EMD Finance, 4.125%, 8/15/28 (1)	1,455	1,455
		4,267
Real Estate Investment Trust Securities 1.6%
Brixmor Operating Partnership, 3.90%, 3/15/27	2,525	2,513
Brixmor Operating Partnership, 4.125%, 6/15/26	1,100	1,097
CubeSmart, 3.125%, 9/1/26	154	152
CubeSmart, 4.00%, 11/15/25	925	923
Essex Portfolio, 3.375%, 4/15/26	950	943
Healthcare Realty Holdings, 3.50%, 8/1/26	295	292
Healthpeak OP, 3.25%, 7/15/26	1,500	1,485
Kilroy Realty, 4.375%, 10/1/25	1,306	1,306
Scentre Group Trust 1 / Scentre Group Trust 2, 3.25%, 10/28/25 (1)	1,000	997
		9,708
Retail 0.8%
7-Eleven, 0.95%, 2/10/26 (1)	1,150	1,132
CVS Health, 1.30%, 8/21/27	400	378
CVS Health, 2.875%, 6/1/26	1,480	1,460
CVS Health, 4.30%, 3/25/28	1,550	1,551
Ross Stores, 0.875%, 4/15/26	500	488
		5,009
Supermarkets 0.3%
Cencosud, 4.375%, 7/17/27 (1)	1,720	1,715
		1,715
Transportation 0.6%
GATX, 5.40%, 3/15/27	250	253
Penske Truck Leasing / PTL Finance, 3.40%, 11/15/26 (1)	3,062	3,025
Penske Truck Leasing / PTL Finance, 1.70%, 6/15/26 (1)	570	558
Penske Truck Leasing / PTL Finance, 5.35%, 1/12/27 (1)	60	61
		3,897
Utilities 1.3%
Ameren, 1.75%, 3/15/28	1,129	1,065
Enel Finance International NV, 2.125%, 7/12/28 (1)	1,000	942
Enel Finance International NV, 7.05%, 10/14/25 (1)	400	401

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
FirstEnergy, 3.90%, 7/15/27	1,104	1,095
NextEra Energy Capital Holdings, 4.685%, 9/1/27	495	499
Pacific Gas & Electric, 3.15%, 1/1/26	805	800
Pacific Gas & Electric, 3.30%, 12/1/27	1,003	979
Sempra, 3.25%, 6/15/27	1,000	982
Southern California Edison, 4.90%, 6/1/26	550	551
Southwestern Electric Power, 2.75%, 10/1/26	300	295
Spectra Energy Partners, 3.375%, 10/15/26	735	727
		8,336
Wireless Communications 1.5%
American Tower, 3.125%, 1/15/27	2,150	2,117
Crown Castle, 1.05%, 7/15/26	1,265	1,229
Crown Castle, 2.90%, 3/15/27	750	735
Crown Castle, 3.80%, 2/15/28	650	642
Crown Castle, 4.00%, 3/1/27	773	769
Rogers Communications, 3.625%, 12/15/25	500	499
Rogers Communications, 5.00%, 2/15/29	575	586
SBA Tower Trust, 1.631%, 5/15/51 (1)	650	628
SBA Tower Trust, 1.84%, 4/15/27 (1)	1,845	1,768
SBA Tower Trust, 1.884%, 7/15/50 (1)	270	267
		9,240
Total Corporate Bonds (Cost $281,351)		282,864
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.1%
Foreign Govt & Muni (Excl Canadian) 1.1%
Japan Treasury Discount Bill, 0.43%, 10/27/25 (JPY)	817,650	5,560
Saudi Government International Bonds, 5.125%, 1/13/28 (1)	1,350	1,376
		6,936
Total Foreign Government Obligations & Municipalities (Cost $6,770)		6,936
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 9.0%
Commercial Mortgage-Backed Securities 1.4%
BX Trust, Series 2021-RISE, Class A, ARM, FRN, 1M TSFR + 0.86%, 5.225%, 11/15/36 (1)	1,209	1,208
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A4, ARM, 3.21%, 11/15/49	104	103
FREMF Mortgage Trust, Series 2015-K51, Class C, 4.136%, 10/25/48 (1)	1,930	1,923
FREMF Mortgage Trust, Series 2016-K52, Class B, ARM, 4.152%, 1/25/49 (1)	850	846
FREMF Mortgage Trust, Series 2016-K53, Class B, ARM, 4.187%, 3/25/49 (1)	550	547
FREMF Mortgage Trust, Series 2016-K59, Class B, ARM, 3.688%, 11/25/49 (1)	225	222
FREMF Mortgage Trust, Series 2018-K733, Class B, ARM, 4.326%, 9/25/25 (1)	785	782
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, ARM, 2.949%, 9/6/38 (1)	500	490
Lstar Commercial Mortgage Trust, Series 2016-4, Class AS, ARM, 3.188%, 3/10/49 (1)	950	942
ONE Mortgage Trust, Series 2021-PARK, Class A, FRN, 1M TSFR + 0.81%, 5.178%, 3/15/36 (1)	115	113

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, FRN, 1M TSFR + 1.39%, 5.755%, 5/15/39 (1)	445	445
TX Trust, Series 2024-HOU, Class A, FRN, 1M TSFR + 1.59%, 5.954%, 6/15/39 (1)	300	300
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A4, ARM, 3.64%, 12/15/59	650	641
		8,562
Whole Loans Backed 7.6%
AMSR Trust, Series 2020-SFR5, Class A, 1.379%, 11/17/37 (1)	67	67
AMSR Trust, Series 2020-SFR5, Class D, 2.18%, 11/17/37 (1)	2,110	2,095
AMSR Trust, Series 2021-SFR4, Class A, 2.117%, 12/17/38 (1)	2,000	1,941
AMSR Trust, Series 2021-SFR4, Class B, 2.417%, 12/17/38 (1)	4,000	3,892
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	22	22
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM, 0.985%, 4/25/66 (1)	75	65
Angel Oak Mortgage Trust, Series 2021-5, Class A1, CMO, ARM, 0.951%, 7/25/66 (1)	90	79
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO, ARM, 2.881%, 12/25/66 (1)	81	76
Angel Oak Mortgage Trust, Series 2023-6, Class A1, CMO, ARM, 6.50%, 12/25/67 (1)	666	673
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO, ARM, 2.034%, 6/25/56 (1)	49	45
COLT Funding, Series 2021-4, Class A1, CMO, ARM, 1.397%, 10/25/66 (1)	64	55
COLT Mortgage Loan Trust, Series 2020-3, Class A1, CMO, ARM, 1.506%, 4/27/65 (1)	124	122
COLT Mortgage Loan Trust, Series 2025-8, Class A1, CMO, ARM, 5.48%, 8/25/70 (1)	1,195	1,204
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, CMO, ARM, FRN, SOFR30A + 0.85%, 5.198%, 12/25/41 (1)	13	13
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.90%, 6.249%, 4/25/42 (1)	37	37
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.90%, 6.25%, 6/25/43 (1)	31	31
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.70%, 6.049%, 7/25/43 (1)	114	115
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.10%, 5.448%, 2/25/44 (1)	209	209
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.15%, 5.50%, 3/25/44 (1)	363	363
Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.00%, 5.348%, 7/25/44 (1)	59	59
Connecticut Avenue Securities Trust, Series 2025-R03, Class 2A1, CMO, ARM, FRN, SOFR30A + 1.45%, 5.799%, 3/25/45 (1)	307	310
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1A1, CMO, ARM, FRN, SOFR30A + 1.00%, 5.348%, 5/25/45 (1)	1,069	1,070
Connecticut Avenue Securities Trust, Series 2025-R05, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.20%, 5.548%, 7/25/45 (1)	2,185	2,191
EFMT, Series 2023-1, Class A1, CMO, ARM, 5.732%, 2/25/68 (1)	122	121
EFMT, Series 2024-INV2, Class A1, CMO, ARM, 5.035%, 10/25/69 (1)	874	870
EFMT, Series 2024-NQM1, Class A1B, CMO, ARM, 5.81%, 11/25/69 (1)	548	553
EFMT, Series 2025-INV2, Class A1, CMO, ARM, 5.387%, 5/26/70 (1)	1,441	1,449
Finance of America HECM Buyout, Series 2024-HB1, Class A1A, 4.00%, 10/1/34 (1)	726	723
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 8/17/37 (1)	1,000	998
Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1A, CMO, ARM, FRN, SOFR30A + 1.30%, 5.649%, 2/25/42 (1)	74	74

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Freddie Mac STACR REMIC Trust, Series 2022-DNA5, Class M1A, CMO, ARM, FRN, SOFR30A + 2.95%, 7.299%, 6/25/42 (1)	108	110
Freddie Mac STACR REMIC Trust, Series 2023-HQA3, Class A1, CMO, ARM, FRN, SOFR30A + 1.85%, 6.199%, 11/25/43 (1)	103	104
Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class A1, CMO, ARM, FRN, SOFR30A + 1.25%, 5.598%, 5/25/44 (1)	268	269
Freddie Mac STACR REMIC Trust, Series 2024-DNA3, Class A1, CMO, ARM, FRN, SOFR30A + 1.05%, 5.398%, 10/25/44 (1)	305	306
Freddie Mac STACR REMIC Trust, Series 2024-HQA1, Class A1, CMO, ARM, FRN, SOFR30A + 1.25%, 5.598%, 3/25/44 (1)	411	412
Freddie Mac STACR REMIC Trust, Series 2025-DNA1, Class A1, CMO, ARM, FRN, SOFR30A + 0.95%, 5.298%, 1/25/45 (1)	325	325
Freddie Mac STACR REMIC Trust, Series 2025-DNA2, Class A1, CMO, ARM, FRN, SOFR30A + 1.10%, 5.448%, 5/25/45 (1)	887	889
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class M1, CMO, ARM, FRN, SOFR30A + 1.15%, 5.498%, 2/25/45 (1)	1,662	1,663
GS Mortgage-Backed Securities Trust, Series 2025-NQM3, Class A1, CMO, ARM, 5.137%, 11/25/65 (1)	1,810	1,813
HOMES Trust, Series 2024-AFC1, Class A1, CMO, ARM, 5.224%, 8/25/59 (1)	1,049	1,050
HOMES Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.22%, 8/25/70 (1)	1,805	1,810
JP Morgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO, ARM, 5.195%, 10/25/65 (1)	960	969
JP Morgan Mortgage Trust, Series 2025-DSC2, Class A1B, CMO, ARM, 5.195%, 10/25/65 (1)	485	488
MFA Trust, Series 2020-NQM1, Class A1, CMO, ARM, 2.479%, 3/25/65 (1)	328	317
MFA Trust, Series 2020-NQM2, Class A3, CMO, ARM, 1.947%, 4/25/65 (1)	65	64
MFA Trust, Series 2020-NQM3, Class A1, CMO, ARM, 1.014%, 1/26/65 (1)	241	228
MFA Trust, Series 2020-NQM3, Class A2, CMO, ARM, 1.324%, 1/26/65 (1)	80	76
MFA Trust, Series 2023-NQM3, Class A1, CMO, ARM, 6.617%, 7/25/68 (1)	997	1,005
MFA Trust, Series 2023-NQM4, Class A1, CMO, ARM, 6.105%, 12/25/68 (1)	1,106	1,112
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1)	224	226
OBX Trust, Series 2019-EXP1, Class 2A1B, CMO, ARM, FRN, 1M TSFR + 1.06%, 5.417%, 1/25/59 (1)	964	963
OBX Trust, Series 2022-NQM1, Class A1, CMO, ARM, 2.305%, 11/25/61 (1)	130	117
OBX Trust, Series 2023-NQM3, Class A1, CMO, ARM, 5.949%, 2/25/63 (1)	762	763
OBX Trust, Series 2025-NQM13, Class A1, CMO, ARM, 5.441%, 5/25/65 (1)	1,490	1,501
OBX Trust, Series 2025-NQM14, Class A1B, CMO, ARM, 5.162%, 7/25/65 (1)	307	305
OBX Trust, Series 2025-NQM14, Class A1F, CMO, ARM, FRN, SOFR30A + 1.20%, 5.548%, 7/25/65 (1)	1,681	1,681
OBX Trust, Series 2025-NQM15, Class A1, CMO, ARM, 5.143%, 7/27/65 (1)	1,925	1,933
Progress Residential Trust, Series 2021-SFR3, Class A, 1.637%, 5/17/26 (1)	634	627
Progress Residential Trust, Series 2021-SFR3, Class D, 2.288%, 5/17/26 (1)	660	652
Progress Residential Trust, Series 2021-SFR8, Class A, 1.51%, 10/17/38 (1)	438	427
Progress Residential Trust, Series 2021-SFR8, Class C, 1.931%, 10/17/38 (1)	280	272
Towd Point Mortgage Trust, Series 2019-HY3, Class M1, CMO, ARM, FRN, 1M TSFR + 1.61%, 5.937%, 10/25/59 (1)	1,000	1,023
Verus Securitization Trust, Series 2021-2, Class A1, CMO, ARM, 1.031%, 2/25/66 (1)	69	62
Verus Securitization Trust, Series 2021-4, Class A1, CMO, ARM, 0.938%, 7/25/66 (1)	82	70
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	46	44
Verus Securitization Trust, Series 2023-3, Class A1, CMO, ARM, 5.93%, 3/25/68 (1)	803	805

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Verus Securitization Trust, Series 2023-8, Class A1, CMO, ARM, 6.259%, 12/25/68 (1)	147	148
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO, ARM, 5.999%, 2/25/68 (1)	1,307	1,307
Verus Securitization Trust, Series 2023-INV3, Class A1, CMO, ARM, 6.876%, 11/25/68 (1)	574	583
Verus Securitization Trust, Series 2024-1, Class A1, CMO, ARM, 5.712%, 1/25/69 (1)	476	478
Verus Securitization Trust, Series 2024-INV1, Class A1, CMO, ARM, 6.116%, 3/25/69 (1)	365	369
Verus Securitization Trust, Series 2025-7, Class A1B, CMO, ARM, 5.129%, 8/25/70 (1)	640	640
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	42	40
		47,568
Total Non-U.S. Government Mortgage-Backed Securities (Cost $55,929)		56,130
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 1.6%
U.S. Government Agency Obligations 1.6%
Federal Home Loan Mortgage
6.00%, 10/1/54 - 3/1/55	3,738	3,824
6.50%, 1/1/54 - 1/1/55	3,571	3,714
Federal National Mortgage Assn.
6.00%, 10/1/54	1,301	1,329
6.50%, 9/1/54	710	739
		9,606
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $9,533)		9,606
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 2.8%
U.S. Treasury Obligations 2.8%
U.S. Treasury Bills, 4.212%, 10/14/25	4,500	4,478
U.S. Treasury Bills, 4.227%, 12/4/25 (4)	2,510	2,484
U.S. Treasury Bills, 4.294%, 9/16/25	4,500	4,492
U.S. Treasury Notes, 4.125%, 1/31/27	1,640	1,648
U.S. Treasury Notes, 4.125%, 2/28/27	1,880	1,891
U.S. Treasury Notes, 4.25%, 12/31/26	1,625	1,635
U.S. Treasury Notes, 4.375%, 7/31/26	525	527
U.S. Treasury Notes, 4.875%, 11/30/25	170	170
		17,325
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $17,294)		17,325
SHORT-TERM INVESTMENTS 15.6%
Commercial Paper 15.6%
4(2) 15.6% (5)
Bacardi-Martini BV, 4.703%, 9/2/25	3,000	2,998
Bacardi-Martini BV, 4.771%, 9/29/25	3,000	2,987
Bacardi-Martini BV, 4.938%, 10/9/25	500	497

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Brunswick, 5.105%, 9/4/25	6,100	6,095
Canadian Natural Resources, 4.726%, 9/25/25	5,800	5,780
Crown Castle, 5.004%, 9/11/25	1,000	998
CVS Health, 5.032%, 9/8/25	3,300	3,296
Edison International, 4.602%, 9/2/25	1,700	1,699
Edison International, 4.838%, 9/11/25	2,500	2,496
FMC, 5.278%, 9/18/25	2,300	2,293
Fortune Brands Innovations, 4.614%, 9/4/25	3,200	3,198
Fortune Brands Innovations, 4.637%, 9/17/25	2,500	2,494
Gotham Funding, 4.332%, 9/2/25	7,300	7,296
Harley-Davidson Financial Services, 4.921%, 9/12/25	1,000	998
Harley-Davidson Financial Services, 4.946%, 10/3/25	4,700	4,679
Ovintiv, 4.979%, 9/22/25	2,000	1,993
Plains All American Pipeline, 4.554%, 9/5/25	5,000	4,996
Quanta Services, 4.582%, 9/2/25	7,700	7,696
Southern California Edison, 4.836%, 10/14/25	2,000	1,988
Southern California Edison, 4.838%, 10/24/25	1,000	993
Stanley Black & Decker, 4.586%, 9/22/25	5,000	4,985
Syngenta Wilmington, 4.873%, 9/2/25	5,500	5,497
Targa Resources, 4.502%, 9/2/25	3,000	2,998
Targa Resources, 4.669%, 9/18/25	2,200	2,194
Western Midstream Operating, 4.773%, 9/3/25	4,250	4,247
Western Union, 4.492%, 9/2/25	5,500	5,497
WPP CP, 4.595%, 9/24/25	4,300	4,286
WPP CP, 4.641%, 9/17/25	1,800	1,796
		96,970
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.37% (6)(7)	1	1
Total Short-Term Investments (Cost $97,005)		96,971
SECURITIES LENDING COLLATERAL 0.2%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.37% (6)(7)	1,140	1,140
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		1,140
Total Securities Lending Collateral (Cost $1,140)		1,140

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amount in 000s, except for contracts)
Options Purchased 0.0%
OTC Options Purchased 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
JPMorgan Chase	Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.NA.IG.S44, 5 Year Index, 6/20/30), Pay 1.00% Quarterly, Receive upon credit default, 10/15/25 @ 0.60%* (8)	1	22,691	14
JPMorgan Chase	Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.NA.IG.S44, 5 Year Index, 6/20/30), Pay 1.00% Quarterly, Receive upon credit default, 9/17/25 @ 0.60%* (8)	1	22,000	4
Total Options Purchased (Cost $34)				18

Total Investments in Securities 99.4% of Net Assets (Cost $614,721)	$617,250
Other Assets Less Liabilities 0.6%	3,904
Net Assets 100.0%	$621,154

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
*	Exercise Spread
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $266,510 and represents 42.9% of net assets.
(2)	All or a portion of this security is on loan at August 31, 2025.
(3)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4)	At August 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $96,970 and represents 15.6% of net assets.
(6)	Seven-day yield
(7)	Affiliated Companies
(8)	Non-income producing.

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
JPY	Japanese Yen
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

SOFRINDX	SOFR (Secured overnight financing rate) Index
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN 0.0%
OTC Options Written 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
JPMorgan Chase	Credit Default Swap, Protection Sold (Relevant Credit: Markit CDX.NA.IG.S44, 5 Year Index, 6/20/30), Receive 1.00% Quarterly, Pay upon credit default, 10/15/25 @ 0.70%*	1	(22,691)	(7)
Total OTC Options Written (Premiums $(8))				(7)
Total Options Written (Premiums $(8))				(7)

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	10/27/25	USD	5,541	JPY	817,650	$(56)
Net unrealized gain (loss) on open forward currency exchange contracts						$(56)

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 6 U.S. Treasury Long Bonds contracts	12/25	(683)	$(2)
Short, 6 U.S. Treasury Notes ten year contracts	12/25	(672)	(3)
Short, 9 Ultra U.S. Treasury Notes ten year contracts	12/25	(1,026)	(4)
Short, 149 U.S. Treasury Notes five year contracts	12/25	(16,279)	(31)
Short, 102 U.S. Treasury Notes two year contracts	12/25	(21,245)	(27)
Short, 41 Three Month SOFR Futures contracts	03/27	(9,913)	(32)
Net payments (receipts) of variation margin to date			1
Variation margin receivable (payable) on open futures contracts			$(98)

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$3++
Totals	$—#	$—	$3+

Supplementary Investment Schedule
Affiliate	Value 5/31/25	Purchase Cost	Sales Cost	Value 8/31/25
T. Rowe Price Government Reserve Fund	$1,101	¤	¤	$1,141
	Total			$1,141^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $3 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1,141.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Ultra Short-Term Bond ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$519,121	$—	$519,121
Short-Term Investments	1	96,970	—	96,971
Securities Lending Collateral	1,140	—	—	1,140
Options Purchased	—	18	—	18
Total	$1,141	$616,109	$—	$617,250
Liabilities
Options Written	$—	$7	$—	$7
Forward Currency Exchange Contracts	—	56	—	56
Futures Contracts*	99	—	—	99
Total	$99	$63	$—	$162

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF990-054Q1
08/25